Disclosure - Schedule of Classes of Assets and Liabilities for Discontinued Operations (Detail) - USD ($) $ in Thousands	May 02, 2015	May 03, 2014
Carrying amounts of assets included as part of discontinued operations:
Cash and cash equivalents	$ 59,714	$ 144,269
Total current assets	447,626
Carrying amounts of liabilities included as part of discontinued operations:
Total current liabilities	303,613
Barnes & Noble Education, Inc | Discontinued Operations, Disposed of by Means Other than Sale, Spinoff
Carrying amounts of assets included as part of discontinued operations:
Cash and cash equivalents	59,714
Receivables, net	38,311
Merchandise inventories, net	297,425
Prepaid expenses and other current assets	52,176
Total current assets	447,626
Property and equipment:
Buildings and leasehold improvements	149,065
Fixtures and equipment	335,404
Property and equipment	484,469
Less accumulated depreciation and amortization	376,911
Net property and equipment	107,558
Goodwill	274,070
Intangible assets, net	198,190
Other non-current assets	39,883
Total assets classified as discontinued operations in the consolidated balance sheet	1,067,327
Carrying amounts of liabilities included as part of discontinued operations:
Accounts payable	170,490
Accrued liabilities	133,123
Total current liabilities	303,613
Long-term deferred taxes	41,924
Other long-term liabilities	34,093
Total liabilities classified as discontinued operations in the consolidated balance sheet	$ 379,630